Income Taxes (Tables)	12 Months Ended
Jul. 31, 2026
Income Taxes [Abstract]
Schedule of Reconciles Amount of Income Tax Recoverable of the Statutory Canadian Federal and Provincial Income Tax Rates

The following table reconciles the amount of income tax recoverable on application of the statutory Canadian federal and provincial income tax rates:

	2026	2025
	$	$
Canadian statutory income tax rate	27%	27%

Income tax recovery at statutory rate	(791,729)	(1,273,619)
Effect of income taxes of:
Permanent differences	1,077	340,582
Change in valuation allowance	790,652	933,037,
Deferred tax recovery	-	-

Schedule of Significant Portions of the Deferred Tax Assets

The temporary differences that give rise to significant portions of the deferred tax assets not recognized are presented below:

	2026	2025
	$	$
Non-capital tax loss carry-forwards	3,588,620	2,804,311
Mineral properties	155,310	155,996
Share issuance costs	8,182	1,153
Total deferred tax assets	3,752,112	2,961,460
Valuation allowance	(3,752,112)	(2,961,460)
Net deferred tax assets	-	-